NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended							3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2023	Mar. 31, 2023	Jan. 21, 2023	Oct. 25, 2022	Apr. 21, 2022	Jul. 31, 2021	May 31, 2020	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 07, 2023	Oct. 31, 2016
Interest charge									$ 23,826	$ 105,040	$ 178,958	$ 0
Current portion of notes payable								$ 7,321,735	7,321,735		6,748,396	10,500
Initial purchase consideration obligation								1,000	1,000		1,000
Long-term notes payable								398,264	398,264		145,357	767,160
Current portion of notes payable, net of debt discount								2,643,738	2,643,738		2,464,823	$ 1,020,350
OID Purchase Agreement [Member]
Current portion of notes payable								600,000	600,000
Description of security purchase agreement				the Company entered a securities purchase agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company
Purchase Agreement [Member]
Current portion of notes payable								4,882,353	4,882,353
Debt instrument face amount					$ 4,885,353
Percent of consideration paid					80.10%
Percent of maximum number of common stock					125.00%
Original issue discount percent					15.00%
Original issue discount amount											4,790,286
Percent of warrant shares					100.00%
Settlement And Release Agreement Member | Boston Solar [Member]
Current portion of notes payable								90,000	90,000
Long-term notes payable								260,000	260,000
Total payment		$ 500,000						150,000
EnergyWyze [Member]
Current portion of notes payable											60,280
Fair value of purchase consideration								339,599	339,599		339,599
Initial purchase consideration obligation								450,000	450,000		339,599
Remaining fair value amount of purchase obligation											75,464
Long-term notes payable											15,184
SBA Loan [Member]
Current portion of notes payable								27,778	27,778		23,392
Interest rate							3.75%
Long-term notes payable								122,222	$ 122,222		126,608
Proceed from loan							$ 150,000
Monthly installment							$ 731
Debt instrument maturity period							30 years
Promossory Note [Member] | New Purchase Agreement [Member]
Current portion of notes payable											1,166,126
Debt instrument face amount						$ 1,580,000
Periodic payment principal due on October 31, 2022						250,000
Quarterly cash payments						250,000
Minimum payment						50,000
Description of security purchase agreement				the Company entered a Securities Purchase Agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company.
Discount on note, Percentage			120.00%
Interest rate			15.00%
Promissory Note [Member]
Discount rate									25.00%
Current portion of notes payable								225,000	$ 225,000
Debt instrument face amount													$ 284,760
Original issue discount amount									30,510
Monthly installment								31,893	$ 31,893
Number of trading days									10 days
Current portion of notes payable, net of debt discount								150,000	$ 150,000
Total payback to the holder									318,931
Promissory Note [Member] | Purchase Agreements [Member]
Current portion of notes payable								$ 1,178,512	$ 1,178,512
Debt instrument face amount						1,580,000
Periodic payment principal due on October 31, 2022						250,000
Quarterly cash payments						250,000
Minimum payment						$ 50,000
Promissory Note Additional [Member]
Interest rate	12.00%							25.00%	25.00%
Interest charge	$ 14,238
Debt instrument face amount	118,650
Original issue discount amount	$ 13,640
Monthly installment								$ 14,765	$ 14,765
Number of trading days	10 days
Current portion of notes payable, net of debt discount								100,000	100,000
Seller Convertiable Notes [Member]
Interest rate					12.50%
Convertible note					$ 976,016
Current portion of notes payable								1,378,111	1,378,111		1,378,111
Fair value of note					$ 1,378,111
Discount rate					20.00%
Debt instrument premium					$ 409,095
Other Debt [Member]
Interest rate														0.00%
Convertible note														$ 10,500
Conversion price														$ 0.525
Current portion of notes payable											10,500
Seller Notes Payable [Member]
Current portion of notes payable								739,918	739,918		705,764
Debt instrument face amount					1,000,000
Periodic payment principal due on October 31, 2022					250,000
Periodic principal amount due on October 31, 2023					500,000
Periodic payment principal due on April 30, 2023					250,000
Issuance of promissory note with a fair value					$ 897,306
Interest expenses period					18 years
Long-term notes payable											468,515
Seller 36 months Notes Payable [Member]
Current portion of notes payable								811,271	811,271		569,499
Fair value of note					$ 1,252,272
Long-term notes payable								$ 536,992	$ 536,992		$ 840,474
Unsecured seller note					$ 1,940,423
Number of trading days									60 days		60 days